Supplement dated 1-7-11 to the current Class A shares Prospectuses
The front cover of the Fund’s prospectus is amended to include the share class ticker symbol as follows:
CLASS A: JIEAX
In the “Fund summary” section, under the heading “Investment management,” the subadviser section is amended and restated to reflect the new name of the Fund’s subadviser, as follows:
          Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
In the “Fund details — Who’s who” section, the “Subadviser” subsection is amended and restated to reflect the new name of the subadviser, as follows:
John Hancock Asset Management a division of Manulife Asset Management (US) LLC
101 Huntington Avenue
Boston, MA 02199
John Hancock Asset Management a division of Manulife Asset Management (US) LLC, formerly known as MFC Global Investment Management (U.S.), LLC, provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial Corporation) and, as of September 30, 2010, had total assets under management of approximately $42.3 billion.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Supplement dated 1-7-11 to the current Class I shares Prospectuses
The front cover of the Fund’s prospectus is amended to include the share class ticker symbol as follows:
CLASS I: JIEEX
In the “Fund summary” section, under the heading “Investment management,” the subadviser section is amended and restated to reflect the new name of the Fund’s subadviser, as follows:
          Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
In the “Fund details — Who’s who” section, the “Subadviser” subsection is amended and restated to reflect the new name of the subadviser, as follows:
John Hancock Asset Management a division of Manulife Asset Management (US) LLC
101 Huntington Avenue
Boston, MA 02199
John Hancock Asset Management a division of Manulife Asset Management (US) LLC, formerly known as MFC Global Investment Management (U.S.), LLC, provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial Corporation) and, as of September 30, 2010, had total assets under management of approximately $42.3 billion.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Supplement dated 1-7-11 to the current Class NAV shares Prospectus
In the “Fund summary” section, under the heading “Investment management,” the subadviser section is amended and restated to reflect the new name of the Fund’s subadviser, as follows:
          Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC
In the “Fund details — Who’s who” section, the “Subadviser” subsection is amended and restated to reflect the new name of the subadviser, as follows:
John Hancock Asset Management a division of Manulife Asset Management (US) LLC
101 Huntington Avenue
Boston, MA 02199
John Hancock Asset Management a division of Manulife Asset Management (US) LLC, formerly known as MFC Global Investment Management (U.S.), LLC, provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial Corporation) and, as of September 30, 2010, had total assets under management of approximately $42.3 billion.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Supplement dated 1-7-11 to the current Statement of Additional Information
The first page of the Fund’s Statement of Additional Information is amended to include the new share class ticker symbols as follows:

Class:	Ticker:
A	JIEAX
I	JIEEX
NAV	—
All references to MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”) are changed to reflect the subadviser’s new name, as follows:
          John Hancock Asset Management a division of Manulife Asset Management (US) LLC
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.